Corporate Social Responsibility (CSR) expenditure (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Corporate Social Responsibility CSR Expenditure [Abstract]
Expected expenses to be spent, corporate social responsibility	₨ 13,500
Expenses spent, corporate social responsibility	13,700	₨ 9,540
Remaining Balance Of Expenses To Be spent On CSR	₨ 200	₨ 100